Commitments and Contingencies (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Monthly rental payments	$ 4,693		$ 4,693
Rent expenses	$ 10,857	$ 54,687	$ 178,678	$ 244,621
Percentage of net profit interest	20.00%		20.00%
Chief Executive Officer [Member]
Professional consulting contract expense	$ 0		$ 1,000,000
Due to related parties			$ 1,000,000
Operating Facilities [Member]
Lease expire date			Sep. 30, 2017